Trade and Other Receivables - Schedule of Allowance for Expected Credit Losses — Trade Receivables (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses — Trade Receivables [Abstract]
At beginning of financial year	$ (2,303,255)	$ (295,923)	$ (1,814,615)
– Credit impaired receivables	(1,313,177)	(168,717)	(307,118)
– Non-credit impaired receivables	(317,909)	(40,845)	(181,522)
Write off	636,388	81,763
At end of financial year	$ (3,297,953)	$ (423,722)	$ (2,303,255)